BUSINESS COMBINATION	6 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATION	BUSINESS COMBINATION
Acquisition of Darwin Homes, Inc.

On January 5, 2023 (“acquisition date”), the Company completed the acquisition of Darwin Homes, Inc. (“Darwin”), a leading real estate investment management platform based in Austin, Texas that offers a comprehensive, tech-enabled solution for acquiring, renovating, and managing single-family rental properties. Darwin is a wholly-owned subsidiary of the Company and the results of Darwin for the period from January 5, 2023 to June 30, 2023 are included in the Company’s results of operations for the three and six months ended June 30, 2023. As the acquisition was not determined to be a significant acquisition, the pro forma impact of this acquisition to the results of operations is not required to be presented.

The Company acquired 100% of Darwin’s equity through an all-stock transaction with a market value of approximately $18 million as of the acquisition date. In addition to the purchase consideration, the Company also granted approximately $10 million of cash and equity awards to Darwin employees which are recognized as compensation expense over their requisite service periods. Acquisition related costs of $0.1 million were expensed as incurred and are included in general and administrative expenses in the consolidated statement of operations.

Darwin Net Assets Acquired

The assets acquired and liabilities assumed have been included in the consolidated financial statements as of the acquisition date. Total assets acquired included identified intangible assets of $5.1 million. The Company recognized an asset for goodwill, determined as the excess of the purchase price over the net fair value of the assets acquired and liabilities assumed, that amounted to $9.8 million. Goodwill generated from this business combination is attributed to synergies between the Company's and Darwin's respective products and services.

An assessment of the fair value of identified intangible assets and their respective lives as of the acquisition date are as follows:

	Estimated Useful Life	Fair Value
Trade name	2	$1,400
Developed technology	2	3,700
Total		$5,100

Identified intangible assets in the table above are amortized on a straight-line basis over the estimated useful lives. The Company believes that the straight-line method of amortization is the most appropriate methodology as it is supported by the pattern in which the economic benefits of the intangible assets are consumed.

The preliminary fair value of assets acquired and liabilities assumed from the acquisition, completed during 2023, were based upon preliminary calculations and valuations, and the estimates and assumptions for this acquisition are subject to change as the Company obtains additional information during the measurement period (up to one year from the acquisition date).